Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Operating Expenses by Nature (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Operating Expenses [Line Items]
Total	€ 25,211	€ 31,236
Research and development expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	450	2,196
Rental and maintenance	831	752
Services, subcontracting and fees	4,087	9,893
Personnel expenses	6,671	8,179
Depreciation, amortization & provision	5,312	2,160
Other	(51)	29
Total	17,300	23,209
Research and development expenses | R&D
Disclosure Of Operating Expenses [Line Items]
Consumables	0	82
Rental and maintenance	66	77
Services, subcontracting and fees	237	312
Personnel expenses	785	1,045
Depreciation, amortization & provision	178	177
Other	7	0
Total	1,273	1,693
Research and development expenses | Clinical studies
Disclosure Of Operating Expenses [Line Items]
Consumables	450	2,114
Rental and maintenance	765	675
Services, subcontracting and fees	3,850	9,581
Personnel expenses	5,886	7,134
Depreciation, amortization & provision	5,134	1,983
Other	(58)	29
Total	16,027	21,516
General and administrative expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	57	94
Rental and maintenance	175	578
Services, subcontracting and fees	3,446	3,292
Personnel expenses	3,120	3,307
Depreciation, amortization & provision	837	333
Other	277	423
Total	€ 7,911	€ 8,027